Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income for the year	$ 2,914,659	$ 319,509
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	66,308	70,060
Stock-based compensation	330,763	246,940
Amortization of debt offering costs	2,343	8,756
Impairment of right-of-use assets and leasehold improvements	30,145	31,623
Provision for transaction and loan losses	43,781	27,282
Deferred income tax expense (recovery)	190,963	(44,801)
Revenue related to non-cash consideration	(58,380)	(3,814)
Net unrealized gain on equity and other investments	(2,859,800)	(135,193)
Unrealized foreign exchange loss (gain)	4,570	(1,689)
Changes in operating assets and liabilities:
Trade and other receivables	(72,300)	(29,146)
Merchant cash advances, loans and related receivables	(266,077)	(112,721)
Other current assets	(50,151)	(11,404)
Non-cash consideration received in exchange for services	(268,058)	(24,710)
Accounts payable and accrued liabilities	138,175	118,588
Income taxes receivable and payable	45,263	(103,087)
Deferred revenue	309,289	69,969
Lease assets and liabilities	2,935	(1,204)
Net cash provided by operating activities	504,428	424,958
Cash flows from investing activities
Purchase of marketable securities	(7,337,366)	(5,600,207)
Maturity of marketable securities	5,750,224	3,721,405
Purchase of equity and other investments	(650,233)	(11,051)
Acquisitions of property and equipment	(50,788)	(41,733)
Acquisition of businesses, net of cash acquired	(59,627)	0
Acquisitions of intangible assets	0	(262)
Net cash used in investing activities	(2,347,790)	(1,931,848)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	1,541,168	2,578,591
Proceeds from the exercise of stock options	108,594	70,809
Proceeds from convertible senior notes, net of underwriting fees and offering costs	0	907,950
Net cash provided by financing activities	1,649,762	3,557,350
Effect of foreign exchange on cash and cash equivalents	(7,005)	3,221
Net (decrease) increase in cash and cash equivalents	(200,605)	2,053,681
Cash and cash equivalents – Beginning of Year	2,703,597	649,916
Cash and cash equivalents – End of Year	2,502,992	2,703,597
Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities included in cash flows from operating activities	26,166	21,753
Lease liabilities arising from obtaining right-of-use assets	118,091	29,820
Acquired property and equipment remaining unpaid	8,052	1,881
Cash (recovered from) paid for income taxes, net	(10,466)	69,534
Cash paid for interest	$ 1,287	$ 0